INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
INVENTORIES

5.                  INVENTORIES

Inventories consist of the following:

	At December 31,
	2010	2011
Raw materials	$220.9	$138.4
Work-in-process	8.0	5.4
Finished goods	329.3	372.7
	$558.2	$516.5

The Company recorded lower of cost or market provisions for inventories of $59.1 million, $28.9 million, and $37.0 million during the years ended December 31, 2009, 2010 and 2011, respectively. The Company recorded a  $3.1 million, ($9.8) million and $11.9 million provision for purchase commitments during the years ended December 31, 2009, 2010 and 2011, respectively, in the consolidated statements of operations.  The accrued provision is recorded in other current liabilities and amounted to $0.3 million and $12.3 millioin as of December 31, 2010 and 2011, respectively.